Emerging Markets Core Fund
Portfolio of Investments
January 31, 2023 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—58.8%
		Agency—0.1%
$ 1,500,000		Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	$ 1,277,364
		Airport—0.2%
800,000		Aeropuerto Internacional de Tocumen SA, Sec. Fac. Bond, 144A, 5.125%, 8/11/2061	653,156
334,033		Aeropuertos Argentina 2000 S.A., 144A, 6.875%, 2/1/2027	308,981
939,000		Aeropuertos Argentina 2000 S.A., REGS, 8.500%, 8/1/2031	841,952
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	327,873
		TOTAL	2,131,962
		Banking—1.7%
4,750,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	4,720,692
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2070	600,156
1,500,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	1,362,847
1,500,000		Banco Do Brasil S.A., Jr. Sub. Note, REGS, 9.250%, 10/15/2068	1,505,600
500,000		Banco Reservas Rep Domin, Sub. Note, 144A, 7.000%, 2/1/2023	500,000
520,000		Banco Reservas Rep Domin, Sub. Note, REGS, 7.000%, 2/1/2023	520,000
2,300,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,983,750
500,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2025	485,023
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	482,315
500,000	[2,3]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2024	185,000
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	484,350
2,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	2,011,928
		TOTAL	14,841,661
		Chemicals & Plastics—0.9%
600,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, REGS, 4.300%, 3/18/2051	452,033
300,000		GC Treasury Center Co., Ltd., Sr. Unsecd. Note, REGS, 5.200%, 3/30/2052	260,325
3,800,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	2,997,592
4,500,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	3,815,212
		TOTAL	7,525,162
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	981,779
		Finance—0.9%
2,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,432,913
700,000		Fondo Mivivienda SA, Sr. Unsecd. Note, 144A, 4.625%, 4/12/2027	679,621
2,000,000	[1]	MAF Global Securities, Jr. Sub. Deb., 6.375%, 3/20/2026	1,980,000
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,237,253
		TOTAL	7,329,787
		Financial Intermediaries—0.1%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	527,894
		Insurance—0.1%
1,000,000	[1]	KDB Life Insurance Co. Ltd., Sub., 7.500%, 5/21/2023	940,000
		Oil & Gas—10.5%
7,300,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	7,063,224
6,600,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	4,560,818
5,000,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	4,692,925
700,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	719,016

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Oil & Gas—continued
$ 837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	$ 858,695
2,000,000		Oleoducto Central SA, Sr. Unsecd. Note, REGS, 4.000%, 7/14/2027	1,779,656
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	1,965,762
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	559,963
3,800,000		Petroleos del Peru SA, Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	2,539,616
7,300,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	6,361,198
713,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 10.000%, 02/07/2033	696,601
6,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,811,061
3,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	2,835,967
16,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	13,718,685
6,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,726,988
3,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 10/16/2025	3,008,325
3,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	2,073,689
1,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	748,006
9,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	7,858,473
8,860,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	8,026,290
200,000		Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	188,511
400,000		Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	386,712
1,100,000		Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,069,998
1,600,000		Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, REGS, 2.500%, 6/18/2030	1,307,835
227,000		YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	212,333
750,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	647,711
5,800,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	4,093,611
600,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	551,643
2,800,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 9.000%, 6/30/2029	2,418,122
		TOTAL	90,481,434
		Property Development—0.1%
800,000		MDGH GMTN RSC Ltd., Sr. Unsecd. Note, 144A, 5.500%, 4/28/2033	855,882
		Real Estate—0.1%
800,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	720,000
		Sovereign—39.5%
3,500,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	3,244,360
1,800,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	1,662,606
1,700,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,575,832
4,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	3,782,000
2,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	1,748,700
2,000,000		Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	1,780,120
19,185,876	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	6,840,353
8,900,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	3,032,018
6,450,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	1,993,851
26,892,671	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 1.500%, 7/9/2035	8,264,560
12,900,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	4,738,681
16,400,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	5,579,753
11,200,000	[2,3]	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	3,332,000
15,398,291	[2,3]	Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	4,715,080
7,000,000	[2,3]	Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	2,283,680
2,000,000	[2,3]	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	620,000
1,000,000	[2,3]	Argentina, Government of, Unsecd. Note, 1.500%, 7/9/2035	296,625
600,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	579,247

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 800,000		Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	$ 686,721
500,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/16/2024	482,705
1,457,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	1,183,352
1,420,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	1,143,273
1,700,000		Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	1,459,282
500,000		Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	515,809
5,300,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	5,345,728
1,800,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,868,238
1,500,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	1,547,427
EUR 1,300,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,030,321
$ 1,000,000		Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	755,069
5,000,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,148,220
5,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	4,422,555
400,000		Central American Bank, Sr. Unsecd. Note, 144A, 5.000%, 2/9/2026	399,920
1,000,000		Chile, Government of, Sr. Unsecd. Note, 3.100%, 1/22/2061	658,170
4,500,000		Colombia, Government of, 7.375%, 9/18/2037	4,358,638
800,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	905,480
8,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	6,253,394
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	2,301,038
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	3,618,331
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	1,763,587
513,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	506,950
1,850,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	1,894,571
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	867,363
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,255,912
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	560,238
4,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	4,382,485
2,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,121,271
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.050%, 2/3/2031	150,000
5,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.500%, 1/30/2030	4,336,813
4,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	3,830,793
6,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	4,954,388
2,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	2,290,845
3,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,430,986
6,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	5,390,078
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,092,984
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	486,705
4,462,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.500%, 7/31/2040	1,871,875
2,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 2.500%, 7/31/2035	1,231,256
3,850,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	1,635,442
8,825,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	4,278,646
3,500,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.500%, 7/31/2040	1,468,137
2,000,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2030	1,327,445
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	381,016
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	599,680
1,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	730,630
1,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	1,485,130
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	1,217,254
1,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	1,212,093

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	$ 919,760
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	609,625
1,800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,485,072
$ 2,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	1,901,960
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	1,991,280
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	2,117,682
2,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	1,157,044
3,640,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,994,202
2,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	1,074,111
800,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	417,898
800,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	673,171
1,900,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	1,841,328
700,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	252,000
2,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	832,480
1,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	368,780
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	740,000
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	183,750
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	181,001
1,000,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	696,136
500,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	476,825
2,300,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,246,881
600,030		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	596,150
1,500,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	1,489,254
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	673,946
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	886,624
2,984,725		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,742,664
4,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	3,989,808
2,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	1,939,208
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,196,606
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	449,014
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	461,400
1,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,351,665
700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	617,134
1,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	868,820
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,566,640
5,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	4,940,320
6,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	5,618,750
4,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	3,540,464
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,036,010
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 4.250%, 1/25/2028	1,866,940
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	882,200
4,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	3,720,944
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	928,400
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	109,225
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, REGS, 6.000%, 01/27/2023	65,160
600,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	559,500
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	858,077
1,000,000		Morocco, Government of, Sr. Unsecd. Note, REGS, 2.375%, 12/15/2027	882,080
600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	427,500

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$ 2,800,000	Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	$ 2,327,886
2,300,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	1,886,000
1,200,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	912,624
1,000,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	692,500
2,000,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	1,625,984
2,200,000	Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	1,661,000
1,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	996,260
3,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	3,018,300
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	2,047,360
2,000,000	Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	2,069,840
3,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	2,941,890
4,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	4,000,560
3,100,000	Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	3,118,910
3,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.000%, 8/1/2029	3,071,040
1,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	955,000
4,000,000	Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,941,080
3,500,000	Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	3,541,650
1,500,000	Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	630,000
1,100,000	Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	570,904
1,050,000	Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	957,754
1,800,000	Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,578,378
450,000	Philippines, Government of, Sr. Unsecd. Note, 5.000%, 7/17/2033	457,240
500,000	Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	349,821
900,000	Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	684,961
300,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 4.750%, 1/18/2028	303,840
1,000,000	Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	952,740
EUR 500,000	Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	380,097
$ 3,500,000	Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	2,612,960
300,000	Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	300,570
1,100,000	South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	1,001,821
2,500,000	South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	1,815,950
2,000,000	South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	1,525,260
1,600,000	South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,484,000
1,500,000	South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	1,322,202
500,000	South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	410,760
1,100,000	State of Israel, Sr. Unsecd. Note, 4.500%, 1/17/2033	1,101,012
500,000	Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	324,760
3,400,000	Turkey, Government of, Sr. Unsecd. Note, 3.250%, 3/23/2023	3,393,948
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	3,240,993
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,760,336
4,000,000	Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	3,604,896
3,500,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	3,088,750
5,700,000	Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	3,582,404
3,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	2,561,400
2,800,000	Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,237,200
2,000,000	Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	1,921,820
2,700,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 3/22/2024	2,647,566
3,700,000	Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	2,468,840
2,500,000	Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,053,550

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	$ 717,380
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,265,000
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	3,514,784
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	4,412,610
4,100,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	3,898,321
500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	411,250
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	3,271,100
2,000,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	1,496,600
2,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2031	397,252
1,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2035	199,000
500,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	122,593
900,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	206,550
1,700,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	371,144
1,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	213,980
2,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	450,776
1,505,000	[2,3]	Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 8/1/2041	480,577
2,000,000	[2,3]	Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2028	436,056
1,900,000		United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	2,016,938
4,653,000	[2,3,5]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	430,234
6,920,000	[2,3,5]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	605,500
2,000,000	[2,3,5]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	184,928
		TOTAL	339,570,389
		State/Provincial—0.4%
468,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	459,260
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,008,871
1,113,200	[2,3]	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 3.900%, 9/1/2037	439,950
650,000	[2,3]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.250%, 9/1/2037	256,888
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	541,719
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	193,471
186,484	[2,3]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 5.000%, 8/8/2028	137,066
		TOTAL	3,037,225
		Telecommunications & Cellular—0.7%
3,400,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	3,354,236
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,870,711
1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	1,039,284
		TOTAL	6,264,231
		Transportation—0.1%
500,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	501,250
900,000	[2,3]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	160,812
		TOTAL	662,062
		Utilities—3.3%
500,000	[4]	Chile Electricity PEC SpA, Sec. Fac. Bond, 144A, 0.000%, 1/25/2028	378,392
1,200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	954,000
2,000,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	1,646,830
5,200,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	4,984,824
1,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	958,620
6,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	5,915,280
3,100,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	2,984,441
6,500,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	6,255,795

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Utilities—continued
$ 850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	$ 688,504
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	865,017
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	357,740
450,000	[2,3]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	82,532
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	900,067
2,044,518		Sweihan Pv Power Co., Sec. Fac. Bond, 144A, 3.625%, 1/31/2049	1,716,661
		TOTAL	28,688,703
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $517,320,072)	505,835,535
		CORPORATE BONDS—37.2%
		Aerospace & Defense—0.5%
3,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	2,947,560
1,200,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, REGS, 6.950%, 1/17/2028	1,237,548
		TOTAL	4,185,108
		Air Transportation—0.3%
300,000		Azul Investments LLP, Sr. Unsecd. Note, REGS, 7.250%, 6/15/2026	181,549
840,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	440,748
1,850,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	970,695
1,000,000		Latam Airlines Group SA, Sec. Fac. Bond, 144A, 13.375%, 10/15/2027	1,073,750
		TOTAL	2,666,742
		Airport—0.2%
500,000		Delhi Intl Airport, REGS, 6.450%, 6/4/2029	473,000
1,000,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	933,750
		TOTAL	1,406,750
		Automotive—1.1%
2,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 10/15/2027	1,776,617
2,050,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	1,720,494
500,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2028	425,824
1,800,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, REGS, 5.875%, 1/15/2028	1,532,965
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,251,414
1,600,000		Metalsa Sa De Cv, Sr. Unsecd. Note, REGS, 3.750%, 5/4/2031	1,291,782
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	242,498
2,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	1,616,650
		TOTAL	9,858,244
		Banking—3.7%
800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	665,520
1,774,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,705,914
1,000,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	959,900
2,000,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	1,940,630
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	1,989,274
2,300,000	[2,3,5,6]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
2,000,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	1,837,000
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	894,985
1,400,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	1,252,979
600,000	[1]	Banco Davivienda S A, Jr. Sub. Note, 144A, 6.650%, 4/22/2031	472,199
200,000	[1]	Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2031	172,280
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	468,253
2,000,000		Banco Internacional del Peru SAA Interbank, Sub., REGS, 4.000%, 7/8/2030	1,847,741
1,000,000		Banco Internacional del Peru SAA Interbank, Sub., REGS, 6.625% (3-month USLIBOR +5.760%), 3/19/2029	1,002,300

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 2,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	$ 1,927,190
3,400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	3,006,644
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	721,834
3,200,000		Bancolombia S.A., Sub., 7.139%, 10/18/2027	3,187,296
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	683,404
600,000		Bank Leumi Le-Israel, Sub., 7.129% (5YR EUR Swap Annual +3.466%), 7/18/2033	621,000
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	675,213
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	949,375
2,500,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 7.721%, 6/12/2023	2,431,750
1,000,000		Multibank, Inc., Sr. Unsecd. Note, 144A, 7.750%, 2/3/2028	1,015,240
1,500,000		Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,413,947
1,800,000	[1,2,3,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
		TOTAL	32,046,868
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	961,790
		Brokerage—0.1%
800,000		XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	719,563
		Building & Development—0.3%
1,500,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	1,330,899
350,000		JSW Infrastructure Ltd., Sec. Fac. Bond, REGS, 4.950%, 1/21/2029	310,543
933,333		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	615,230
		TOTAL	2,256,672
		Building Materials—1.0%
2,800,000		Cemex Materials LLC, Sr. Unsecd. Note, 144A, 7.700%, 7/21/2025	2,835,000
4,000,000	[1]	Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	4,116,960
1,200,000		Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	1,013,646
1,000,000	[1]	Cemex SAB de CV, Sub., REGS, 5.125%, 6/8/2026	921,350
		TOTAL	8,886,956
		Cable & Wireless Television—0.1%
1,200,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	503,640
		Chemicals & Plastics—3.4%
2,600,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	1,929,408
2,300,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	2,027,808
5,700,000		Cydsa SAB de CV, Sr. Unsecd. Note, REGS, 6.250%, 10/4/2027	5,512,983
500,000	[1]	San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 7/29/2025	469,875
800,000		San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	689,148
3,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,621,220
3,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	2,972,655
1,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	1,449,330
1,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,416,305
7,600,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	7,688,512
3,000,000		Upl Corp. Ltd., Sr. Unsecd. Note, 4.625%, 6/16/2030	2,497,538
		TOTAL	29,274,782
		Conglomerates—0.2%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	2,048,623
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	1,347,660
		Consumer Products—0.4%
1,500,000		Bidvest Group UK PLC, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	1,382,475

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Products—continued
$ 2,200,000		Frigorifico Concepcion, REGS, 7.700%, 7/21/2028	$ 1,771,176
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	488,902
		TOTAL	3,642,553
		Electronics—0.2%
750,000		SK Hynix, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/17/2026	758,256
750,000		SK Hynix, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/17/2028	761,951
300,000		SK Hynix, Inc., Sr. Unsecd. Note, 144A, 6.500%, 1/17/2033	304,512
		TOTAL	1,824,719
		Equipment Lease—0.2%
1,850,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	1,354,968
500,000	[2,3]	Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	17,500
		TOTAL	1,372,468
		Finance—0.6%
850,000		Banco GNB Sudameris SA, Sub. Note, REGS, 7.500%, 4/16/2031	668,806
600,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, REGS, 4.375%, 7/22/2031	468,504
1,450,000		Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	1,203,536
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	455,888
1,000,000		Inversiones La Construccion SA, Sr. Unsecd. Note, 144A, 4.750%, 2/7/2032	836,180
900,000	[5]	Inversiones La Construccion SA, Sr. Unsecd. Note, REGS, 4.750%, 2/7/2032	752,562
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	787,640
		TOTAL	5,173,116
		Finance - Retail—0.0%
500,000		Ct Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	436,535
		Financial Intermediaries—0.9%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,612,008
1,250,000		Cimpor Financial Operations, Sr. Unsecd. Note, 144A, 5.750%, 7/17/2024	1,004,694
500,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	495,600
1,500,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	1,386,048
2,100,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	1,940,468
1,500,000		Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	1,464,525
		TOTAL	7,903,343
		Food Products—1.4%
675,000		Agrosuper S.A., Sr. Unsecd. Note, 144A, 4.600%, 1/20/2032	606,656
1,590,000		Coruripe Netherlands B.V., Sec. Fac. Bond, REGS, 10.000%, 2/10/2027	1,199,973
2,000,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/2/2029	1,719,170
800,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/1/2028	784,079
800,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/1/2033	786,448
300,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/1/2052	306,851
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	921,000
2,400,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	1,220,256
2,000,000		Minerva Luxembourg SA, Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	1,696,839
3,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	3,001,350
		TOTAL	12,242,622
		Food Services—0.9%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, 144A, 7.750%, 12/14/2026	1,011,320
1,900,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	1,921,508
3,800,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	2,998,105
3,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	1,469,940
		TOTAL	7,400,873

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Forest Products—0.3%
$ 3,000,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	$ 2,388,870
		Hotels, Motels, Inns & Casinos—0.0%
588,828		Grupo Posadas SA de C.V., REGS, 4.000%, 12/30/2027	470,090
		Industrial Products & Equipment—0.1%
600,000		Grupo Kuo SAB DE CV, Sr. Unsecd. Note, REGS, 5.750%, 7/7/2027	570,648
		Insurance—0.2%
1,510,000	[1]	AIA Group Ltd., Sub., Series GMTN, 2.700%, 4/7/2026	1,369,965
800,000		Kyobo Life Insurance Co Ltd., Sub., REGS, 5.900%, 6/15/2052	783,800
		TOTAL	2,153,765
		Metals & Mining—3.5%
4,000,000		Cap S.A., Sr. Unsecd. Note, 144A, 3.900%, 4/27/2031	3,330,300
2,000,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	2,000,046
1,100,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	927,473
2,500,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 5.875%, 4/8/2032	2,274,928
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	178,130
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	502,189
2,750,000		Indika Energy Capital IV Pte. Ltd., REGS, 8.250%, 10/22/2025	2,762,038
4,500,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 3.950%, 4/5/2027	3,982,964
1,600,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	1,348,294
1,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,460,775
1,000,000		Minsur S.A., Sr. Unsecd. Note, REGS, 4.500%, 10/28/2031	893,705
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	694,893
1,000,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 5.375%, 9/26/2024	393,000
500,000	[2]	Samarco Mineracao SA, Sr. Unsecd. Note, REGS, 4.125%, 5/1/2023	187,857
1,000,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	926,500
700,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 13.875%, 1/21/2024	627,036
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 8.000%, 4/23/2023	477,631
2,300,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 8.950%, 3/11/2025	1,849,188
2,500,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	1,894,100
600,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	566,687
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	229,408
350,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 13.875%, 1/21/2024	313,518
800,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	781,600
2,010,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	1,778,488
		TOTAL	30,380,748
		Oil & Gas—6.3%
1,500,000		AI Candelaria Spain SLU, Sec. Fac. Bond, 144A, 5.750%, 6/15/2033	1,170,080
706,250		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	672,947
4,300,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	3,811,720
3,000,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.875%, 3/30/2026	2,812,500
1,500,000		Frontera Energy Corp., Sr. Unsecd. Note, 144A, 7.875%, 6/21/2028	1,326,495
800,000		Frontera Energy Corp., Sr. Unsecd. Note, REGS, 7.875%, 6/21/2028	707,464
1,300,000		Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	1,155,497
2,600,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	2,327,889
2,950,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	2,510,438
4,552,850		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	4,126,703
2,185,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	2,103,229
400,000		Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	395,760
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	684,280

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	$ 891,245
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	905,740
1,600,000		Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	1,580,000
1,350,000		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,179,348
964,902		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	842,930
2,430,000		Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	2,336,511
700,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	667,544
750,000		Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	744,171
4,282,500		Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	4,090,730
1,414,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,289,639
2,300,000		Peru LNG S.R.L., Sr. Unsecd. Note, REGS, 5.375%, 3/22/2030	1,911,001
500,000	[1]	Petron Corp., Sr. Unsecd. Note, 5.950%, 4/19/2026	433,750
1,500,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	1,451,010
1,500,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 3.625%, 1/12/2052	1,088,429
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	439,220
800,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	661,044
3,800,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	3,139,957
563,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	486,336
2,500,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	1,780,319
4,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	3,838,320
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	658,000
		TOTAL	54,220,246
		Other—0.1%
813,585		TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	673,241
		Paper Products—0.2%
2,000,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 4.875%, 9/19/2027	1,954,440
		Pharmaceuticals—0.2%
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.750%, 5/9/2027	1,395,000
		Rail Industry—0.1%
361,816		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	371,017
313,600		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	321,575
		TOTAL	692,592
		Real Estate—1.3%
1,000,000		Country Garden Holdings Co., 3.300%, 1/12/2031	587,226
2,700,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	2,696,738
3,000,000		Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	2,685,000
2,100,000	[2,3,5]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	501,338
700,000		Trust Fibrauno, Sr. Unsecd. Note, 144A, 6.390%, 1/15/2050	616,039
1,200,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	1,103,268
800,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 5.250%, 1/30/2026	781,080
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	1,931,812
		TOTAL	10,902,501
		Retailers—0.9%
800,000	[2,3]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	27,200
1,100,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,084,677
300,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	265,466
3,050,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	2,698,905
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	734,957
2,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,623,020

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retailers—continued
$ 400,000	[2,3]	JSM Global S.a r.l., Sr. Unsecd. Note, REGS, 4.750%, 10/20/2030	$ 65,596
1,200,000	[2,3,5]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	30,000
		TOTAL	7,529,821
		Services—0.1%
500,000		Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	458,975
800,000		Bukit Makmur Mandiri Utama, REGS, 7.750%, 2/10/2026	734,360
		TOTAL	1,193,335
		Sovereign—0.2%
1,500,000		Sharjah Sukuk Program, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	1,436,811
		Steel—0.9%
1,800,000		Posco, Sr. Unsecd. Note, 144A, 4.375%, 8/4/2025	1,754,614
300,000		Posco, Sr. Unsecd. Note, 144A, 4.500%, 8/4/2027	294,252
1,500,000		Posco, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2026	1,522,973
1,350,000		Posco, Sr. Unsecd. Note, 144A, 5.750%, 1/17/2028	1,394,078
300,000		Posco, Sr. Unsecd. Note, 144A, 5.875%, 1/17/2033	317,940
500,000		Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	491,990
1,800,000		Usiminas International Ltd., Sr. Unsecd. Note, REGS, 5.875%, 7/18/2026	1,771,163
		TOTAL	7,547,010
		Technology Services—0.8%
1,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	831,060
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,823,463
1,500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	1,419,890
1,500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, REGS, 5.692%, 4/11/2024	1,495,365
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,091,432
		TOTAL	6,661,210
		Telecommunications & Cellular—3.3%
500,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 144A, 5.375%, 4/4/2032	466,840
800,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	699,172
450,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	387,648
473,550		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	237,350
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	445,415
500,000	[5]	Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	189,090
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	1,889,520
500,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	411,095
3,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	2,715,450
2,300,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	2,081,845
2,371,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	1,776,545
435,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	404,963
1,000,000		Millicom International Cellular S. A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	847,880
851,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	833,129
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	483,125
2,500,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	2,274,141
1,800,000		Telecom of Trin & Tobago, Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,584,513
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	838,216
500,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	465,676
2,500,000		Total Play Telecom, Sr. Unsecd. Note, REGS, 6.375%, 9/20/2028	2,119,550
2,300,000		Total Play Telecom, Sr. Unsecd. Note, REGS, 7.500%, 11/12/2025	2,148,361
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	473,650
2,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	1,909,046

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$ 1,500,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	$ 1,417,470
1,440,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	1,011,168
		TOTAL	28,110,858
		Transportation—0.7%
3,081,028		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	2,905,009
200,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 3.100%, 2/2/2031	144,572
200,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 4.000%, 7/30/2027	160,994
200,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 4.200%, 8/4/2027	163,954
200,000		Adani Ports and Special Economic Zone Limited, Sr. Unsecd. Note, REGS, 4.375%, 7/3/2029	160,564
700,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	496,033
1,150,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 4.200%, 1/18/2032	954,523
1,000,000		Simpar Europe SA, Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	731,005
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	604,500
		TOTAL	6,321,154
		Utility - Diversified—2.3%
500,000		Adani Green Energy Ltd., Term Loan - 1st Lien, REGS, 4.375%, 9/8/2024	389,933
400,000		AES Argentina Generacion SA, Sr. Unsecd. Note, REGS, 7.750%, 2/2/2024	342,136
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	1,899,070
1,100,000		Enfragen Energia Sur Sa, REGS, 5.375%, 12/30/2030	786,910
990,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	708,219
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	286,725
1,241,500		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	1,073,215
1,400,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	1,320,690
600,000		India Clean Energy Hldg, 144A, 4.500%, 4/18/2027	502,137
550,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	481,795
445,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	415,975
1,062,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	905,027
2,149,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.125%, 8/16/2027	2,012,168
1,400,000		KALLPA Generacion SA, Sr. Unsecd. Note, REGS, 4.875%, 5/24/2026	1,363,873
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	473,697
213,300		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	198,139
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	912,072
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,566,250
900,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	859,500
1,300,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	988,717
1,000,000	[1]	SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/21/2025	912,500
1,240,000		Termocandelaria Power, Sr. Unsecd. Note, REGS, 7.875%, 1/30/2029	1,170,703
		TOTAL	19,569,451
		TOTAL CORPORATE BONDS (IDENTIFIED COST $343,217,503)	320,331,418
		PURCHASED CALL OPTIONS—0.0%
1,400,000		Bank of New York EUR CALL /USD PUT (CALL-Option), Exercise Price $1.109. Expiration Date 7/13/2023	22,282
1,400,000		JPMorgan AUD CALL/USD PUT (CALL-Option), Exercise Price $.7185. Expiration Date 7/13/2023	36,767
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $53,326)	59,049
		PURCHASED PUT OPTION—0.0%
1,400,000		JPMorgan USD PUT/CAD CALL (PUT-Option), Exercise Price $1.3225. Expiration Date 7/14/2023 (IDENTIFIED COST $20,874)	23,593

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	EXCHANGE-TRADED FUND—0.1%
10,507	iShares MSCI India Index Fund (IDENTIFIED COST $429,841)	$ 429,631
	INVESTMENT COMPANY—2.9%
25,106,612	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.41%[7] (IDENTIFIED COST $25,104,446)	25,106,612
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $886,146,062)	851,785,838
	OTHER ASSETS AND LIABILITIES - NET—1.0%[8]	8,583,792
	TOTAL NET ASSETS—100%	$860,369,630
At January 31, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Long Bond Long Futures	20	$2,597,500	March 2023	$82,309
United States Treasury Notes 5-Year Long Futures	45	$4,915,898	March 2023	$54,747
United States Treasury Notes 10-Year Long Futures	60	$6,870,938	March 2023	$98,302
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$235,358
The average notional value of long contracts held by the Fund throughout the period was $13,016,084. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2023, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
2/3/2023	BNP Paribas SA	1,633,560	BRL	1,633,560 BRL	$21,345
2/3/2023	BNP Paribas SA	2,168,120	BRL	2,168,120 BRL	$27,040
2/3/2023	BNP Paribas SA	2,767,350	BRL	2,767,350 BRL	$43,989
2/7/2023	Citibank N.A.	41,871,750	INR	12,464,000,000 IDR	$(940)
2/14/2023	Citibank N.A.	6,199,600,000	IDR	2,800,000 EUR	$13,445
2/14/2023	Bank Of America, N.A.	6,264,400,000	IDR	400,000 GBP	$17,375
2/15/2023	HSBC Bank USA	525,200,000	KRW	41,871,750 INR	$26,811
2/15/2023	Citibank N.A.	1,923,050	PEN	$499,935	$(378)
2/15/2023	HSBC Bank USA	1,524,160	PEN	$399,900	$(3,964)
2/28/2023	Bank Of America, N.A.	372,156,000	CLP	372,156,000 CLP	$40,280
3/15/2023	Morgan Stanley	2,498,025,000	COP	333,596,000 CLP	$30,788
4/13/2023	Morgan Stanley	333,596,000	CLP	2,498,025,000 COP	$14,784
4/17/2023	BNP Paribas SA	3,355,800,000	COP	3,355,800,000 COP	$6,572
4/27/2023	Morgan Stanley	9,483,272	MXN	525,200,000 KRW	$(8,908)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
2/3/2023	BNP Paribas SA	1,633,560	BRL	$302,961	$(18,769)
2/3/2023	BNP Paribas SA	2,168,120	BRL	$403,091	$(23,920)
2/3/2023	BNP Paribas SA	2,767,350	BRL	$510,561	$(34,468)
2/7/2023	Credit Agricole CIB	41,871,750	INR	$499,903	$(11,049)
2/14/2023	Bank Of America, N.A.	12,464,000,000	IDR	$833,300	$2,037
2/15/2023	HSBC Bank USA	525,200,000	KRW	$406,027	$(20,544)
2/28/2023	Citibank N.A.	372,156,000	CLP	$400,004	$(65,597)
3/15/2023	HSBC Bank USA	2,498,025,000	COP	$546,254	$15,597
3/15/2023	Bank Of America, N.A.	2,800,000	EUR	$2,834,719	$(217,309)
4/13/2023	Morgan Stanley	333,596,000	CLP	$411,375	$(3,174)
4/17/2023	BNP Paribas SA	3,355,800,000	COP	$724,873	$16,617
4/27/2023	Morgan Stanley	400,000	GBP	9,483,272 MXN	$10,815
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(121,525)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $304,047 and $213,914, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At January 31, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 01/31/2023[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Bank of America, N.A	Buy Protection on CDX	Buy	(1.000)%	12/20/2027	2.60%	$3,000,000	$193,312	$3,170,431	$22,882
Bank of America, N.A	Buy Protection on CDX	Buy	(1.000)%	12/20/2027	1.18%	$1,800,000	$13,933	$2,087,002	$(6,634)
Bank of America, N.A	Buy Protection on CDX	Buy	(1.000)%	12/20/2027	5.24%	$1,800,000	$280,368	$1,821,058	$(7,125)
Bank of America, N.A	Sell Protection on CDX	Sell	1.000%	12/20/2027	5.77%	$8,000,000	$(1,376,766)	$6,640,018	$(16,785)
TOTAL CREDIT DEFAULT SWAPS							$(889,153)	$13,718,509	$(7,662)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $21,650,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $5,898 and $14,762, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At January 31, 2023, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
JP Morgan	USD CALL/CAD PUT	(1,400,000)	$1,400,000	July 2023	$1.36	$(15,786)
Put Options:
Bank of New York	EUR PUT /USD CALL	(1,400,000)	$1,400,000	July 2023	$1.07	$(18,501)
JP Morgan	AUD PUT/USD CALL	(1,400,000)	$1,400,000	July 2023	$0.68	$(24,391)
(Premium Received $73,350)						$(58,678)
The average market value of written put and call options held by the Fund throughout the period was $10,723 and $3,947, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended January 31, 2023, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2022	$355,782
Purchases at Cost	$277,212,009
Proceeds from Sales	$(252,457,542)
Change in Unrealized Appreciation/Depreciation	$2,130
Net Realized Gain/(Loss)	$(5,767)
Value as of 1/31/2023	$25,106,612
Shares Held as of 1/31/2023	25,106,612
Dividend Income	$195,431

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2023, these restricted securities amounted to $2,808,652, which represented 0.3% of total net assets.

6
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$505,835,535	$—	$505,835,535
Corporate Bonds	—	320,126,418	205,000	320,331,418
Purchased Call Options	—	59,049	—	59,049
Purchased Put Option	—	23,593	—	23,593
Exchange-Traded Fund	429,631	—	—	429,631
Investment Company	25,106,612	—	—	25,106,612
TOTAL SECURITIES	$25,536,243	$826,044,595	$205,000	$851,785,838
Other Financial Instruments:
Assets
Futures Contracts	$235,358	$—	$—	$235,358
Foreign Exchange Contracts	—	287,495	—	287,495
Swap Contracts	—	487,613	—	487,613
Liabilities
Foreign Exchange Contracts	—	(409,020)	—	(409,020)
Swap Contracts	—	(1,376,766)	—	(1,376,766)
Written Options Contracts	—	(58,678)	—	(58,678)
TOTAL OTHER FINANCIAL INSTRUMENTS	$235,358	$(1,069,356)	$—	$(833,998)

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CLP	—Chilean Peso
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GBP	—British Pound
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JSC	—Joint Stock Company
KRW	—Korean Won
MXN	—Mexican Peso
PEN	—Peruvian Nuevo Sol
USD	—United States Dollar